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                            RULE 497(j) CERTIFICATION



         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and statements of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 29 filed on December 30, 2002 and effective on January 1, 2003 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 29 was filed electronically.

                                        American Performance Funds
                                        Registrant

                                        /s/ Walter B. Grimm*
                                        -----------------------------------
                                        Walter B. Grimm
                                        President

                                        *By /s/ Alan G. Priest
                                        -----------------------------------
                                        Alan G. Priest
                                        Attorney in Fact

January 3, 2003